Stockholders' Equity - Schedule of Restricted Stock Issued to Independent Directors as Compensation for Services (Detail) - Restricted Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested shares at the beginning of the year (in shares)	7,497	7,497	9,997	11,247
Granted shares (in shares)		4,998	4,998	4,998
Vested shares (in shares)	(3,749)	(4,998)	(7,498)	(6,248)
Nonvested shares at the end of the year (in shares)	3,748	7,497	7,497	9,997
Independent Directors Compensation Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares granted, grant date fair value (in dollars per share)		$ 15.18	$ 14.85	$ 14.46